5A. Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2013
A. Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2013	2012	2011
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,069,223	2,070,685	2,087,922
Effect of dilutive potential ordinary shares: Stock options	-	5,630	14,277
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Weighted average number of ordinary shares for the purposes of diluted net income per share	2,069,223	2,076,315	2,102,199
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